Adoption of IFRS 17 - Schedule of Balance Sheet and Related Adjustments as of IFRS 17 (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Assets [abstract]
Total invested assets	$ 417,210	$ 400,142	$ 428,103
Total other assets	80,820	84,985	100,329
Segregated funds net assets	377,544	348,562	399,788
Total assets	875,574	833,689	928,220
Liabilities and Equity
Investment contract liabilities	11,816	10,079	10,064
Other liabilities	18,879	18,894	19,443
Other liabilities	(66,660)	(69,582)
Total liabilities	826,847	785,463	881,328
Equity
Shareholders and other equity holders' retained earnings	4,819	3,947	9,656
Shareholders' accumulated other comprehensive income (loss)
Insurance finance income (expenses)	30,010	38,057	(17,117)
Reinsurance finance income (expenses)	(4,634)	(5,410)	984
Total shareholders and other equity holders' equity	47,039	46,876	45,355
Participating policyholders' equity	257	(77)	101
Non-controlling interests	1,431	1,427	1,436
Total equity	48,727	48,226	46,892
Total liabilities and equity	$ 875,574	$ 833,689	928,220
IFRS 4 And IAS 39 [member]
Assets [abstract]
Total invested assets				$ 427,098
Total other assets				90,757
Segregated funds net assets				399,788
Total assets				917,643
Liabilities and Equity
Insurance contract liabilities, excluding those for account of segregated fund holders				392,275
Investment contract liabilities				3,116
Other liabilities				63,595
Segregated funds net liabilities				399,788
Total liabilities				858,774
Equity
Shareholders and other equity holders' retained earnings				23,492
Shareholders' accumulated other comprehensive income (loss)
FVOCI investments				848
Other equity items				34,068
Total shareholders and other equity holders' equity				58,408
Participating policyholders' equity				(1,233)
Non-controlling interests				1,694
Total equity				58,869
Total liabilities and equity				$ 917,643
IFRS 17 And IAS 39 [member]
Assets [abstract]
Total invested assets			428,103
Total other assets			100,329
Segregated funds net assets			399,788
Total assets			928,220
Liabilities and Equity
Insurance contract liabilities, excluding those for account of segregated fund holders			405,621
Investment contract liabilities			10,064
Other liabilities			65,855
Insurance contract liabilities for account of segregated fund holders			130,836
Investment contract liabilities for account of segregated fund holders			268,952
Total liabilities			881,328
Equity
Shareholders and other equity holders' retained earnings			9,656
Shareholders' accumulated other comprehensive income (loss)
Insurance finance income (expenses)			(17,117)
Reinsurance finance income (expenses)			984
FVOCI investments			17,764
Other equity items			34,068
Total shareholders and other equity holders' equity			45,355
Participating policyholders' equity			101
Non-controlling interests			1,436
Total equity			46,892
Total liabilities and equity			928,220
Transition CSM [Member] | IFRS 17 Measurement Differences [Member]
Assets [abstract]
Total other assets			2,877
Total assets			2,877
Liabilities and Equity
Insurance contract liabilities, excluding those for account of segregated fund holders			21,466
Other liabilities			(2,823)
Total liabilities			18,643
Equity
Shareholders and other equity holders' retained earnings			(13,607)
Shareholders' accumulated other comprehensive income (loss)
Total shareholders and other equity holders' equity			(13,607)
Participating policyholders' equity			(1,440)
Non-controlling interests			(719)
Total equity			(15,766)
Total liabilities and equity			2,877
Contract Classification [Member] | IFRS 17 Measurement Differences [Member]
Assets [abstract]
Total invested assets			7,402
Total other assets			5,617
Total assets			13,019
Liabilities and Equity
Insurance contract liabilities, excluding those for account of segregated fund holders			10,014
Other liabilities			(784)
Total liabilities			9,230
Equity
Shareholders and other equity holders' retained earnings			(229)
Shareholders' accumulated other comprehensive income (loss)
Insurance finance income (expenses)			(17,117)
Reinsurance finance income (expenses)			984
FVOCI investments			16,916
Total shareholders and other equity holders' equity			554
Participating policyholders' equity			2,774
Non-controlling interests			461
Total equity			3,789
Total liabilities and equity			13,019
Presentation Differences [Member] | IFRS 17 Measurement Differences [Member]
Assets [abstract]
Total invested assets			(6,397)
Total other assets			1,078
Total assets			(5,319)
Liabilities and Equity
Insurance contract liabilities, excluding those for account of segregated fund holders			(18,134)
Investment contract liabilities			6,948
Other liabilities			5,867
Insurance contract liabilities for account of segregated fund holders			130,836
Investment contract liabilities for account of segregated fund holders			268,952
Segregated funds net liabilities			(399,788)
Total liabilities			(5,319)
Shareholders' accumulated other comprehensive income (loss)
Total liabilities and equity			$ (5,319)